Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,241,634
Previously Paid Amount	0
Total Fee Amount	9,009.87
Total Offset Amount	0
Net Fee	$ 9,009.87